Capital structure, Share Capital, Issued Capital (Details) - AUD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Ordinary shares [Abstract]
2,091,299,420 (2021: 1,896,676,204) ordinary shares, fully paid	$ 337,494	$ 230,730	$ 153,290	$ 113,013
Number of ordinary shares issued, fully paid (in shares)	2,091,299,420	1,896,676,204	1,680,202,466	1,474,983,509